Document and Entity Information	Oct. 03, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2022
Entity File Number	001-39582
Entity Registrant Name	ATLANTIC AVENUE ACQUISITION CORP
Entity Central Index Key	0001819510
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2200249
Entity Address, Address Line One	2200 Atlantic Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	989-9709
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	ASAQ.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	ASAQ
Security Exchange Name	NYSE
Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ASAQ WS
Security Exchange Name	NYSE